CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 14,165	$ 7,967
Amounts due from subsidiaries		86
Prepayments and other current assets	3,226	14,150
Total current assets	23,618	36,682
Non-current assets
Property, plant and equipment, net	540,242	548,511
Other non-current assets	2,220	2,013
Total non-current assets	713,624	717,634
TOTAL ASSETS	737,242	754,316	814,915
Current liabilities
Accrued expense and other current liabilities	28,072	43,825
Amounts due to related parties	9,491	12,705
Deferred tax liabilities	300
Warrant liabilities		839
Total current liabilities	90,165	117,706
Total liabilities	334,613	361,801	420,037
Shareholders' equity
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2012 and 2013; 161,989,097 and 162,099,665 shares issued and outstanding as of December 31, 2012 and 2013)	162	162
Additional paid-in capital	509,902	509,665
Accumulated other comprehensive income	54,059	41,597	42,968	22,922
Accumulated deficit	(161,693)	(159,472)
Total China Hydroelectric Corporation shareholders' equity	402,430	391,952
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	737,242	754,316
Company
Current assets
Cash and cash equivalents	228	164
Amounts due from subsidiaries	4,130	10,000
Prepayments and other current assets	65	11,616
Total current assets	4,423	21,780
Non-current assets
Property, plant and equipment, net	1	5
Investment in subsidiaries	427,679	399,364
Other non-current assets	19
Total non-current assets	427,699	399,369
TOTAL ASSETS	432,122	421,149
Current liabilities
Amounts due to subsidiaries	19,374	16,464
Accrued expense and other current liabilities	2,549	4,424
Amounts due to related parties	1	2
Deferred tax liabilities	300
Warrant liabilities		839
Total current liabilities	22,224	21,729
Total liabilities	22,224	21,729
Shareholders' equity
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2012 and 2013; 161,989,097 and 162,099,665 shares issued and outstanding as of December 31, 2012 and 2013)	162	162
Additional paid-in capital	517,370	517,133
Accumulated other comprehensive income	54,059	41,597
Accumulated deficit	(161,693)	(159,472)
Total China Hydroelectric Corporation shareholders' equity	409,898	399,420
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 432,122	$ 421,149